UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: December 13, 2016 to January 12, 2017

Commission File Number of issuing entity: 333-191331-04

Central Index Key Number of issuing entity: 0001607865

GS Mortgage Securities Trust 2014-GC22

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-191331

Central Index Key Number of depositor: 0001004158

GS Mortgage Securities Corporation II

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541001

Citigroup Global Markets Realty Corp.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541502

Goldman Sachs Mortgage Company

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001558761

Cantor Commercial Real Estate Lending, L.P.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001548405

Starwood Mortgage Funding I LLC

(Exact name of sponsor as specified in its charter)

Leah Nivison (212) 902-1000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3932228
38-3932229
38-3932238

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑5			X
A‑AB			X
A‑S			X
B			X
PEZ			X
C			X
X‑A			X
X‑B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On January 12, 2017 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2014-GC22.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by GS Mortgage Securities Corporation II (the "Depositor") and held by GS Mortgage Securities Trust 2014-GC22 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from December 13, 2016 to January 12, 2017.

The Depositor has filed a Form ABS-15G on February 16, 2016.  The CIK number of the Depositor is 0001004158.  There is no new activity to report at this time.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, has filed a Form ABS-15G on February 16, 2016.  The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G on November 14, 2016. The CIK number of GSMC is 0001541502.  There is no new activity to report at this time.

Cantor Commercial Real Estate Lending, L.P. ("CCREL"), one of the sponsors, has filed a Form ABS-15G on February 12, 2016. The CIK number of CCREL is 0001558761. There is no new activity to report at this time.

Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding I LLC one of the sponsors, has filed a Form ABS-15G on February 5, 2016.  The CIK number of Starwood Mortgage Capital LLC is 0001548405. There is no new activity to report at this time.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts. On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice. That same day, a group of institutional investors filed a putative class action complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Federal Court Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted. As with the prior state court action, the Federal Court Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs. The Federal Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged Events of Default, and (iii) abide by appropriate standards of care following alleged Events of Default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Other cases alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the District Court by RMBS investors in these and other transactions, and these cases against Wells Fargo are proceeding before the same District Court judge. A similar complaint was also filed May 27, 2016 in New York state court by a different plaintiff investor. On January 19, 2016, an order was entered in connection with the Federal Court Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Federal Court Complaint; the District Court also allowed Plaintiffs to file amended complaints as to the remaining, non-dismissed trusts, if they so chose, and three amended complaints have been filed. On December 17, 2016, the investor plaintiffs in the 261 trusts dismissed from the Federal Court Complaint filed a new complaint in New York state court (the “State Court Complaint”). Motions to Dismiss all of the actions are pending except for the recently filed State Court Complaint. There can be no assurances as to the outcome of the litigations, or the possible impact of the litigations on the trustee or the RMBS trusts. However, Wells Fargo Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of any losses to investors, and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Deutsche Bank Trust Company Americas (“DBTCA”) and Deutsche Bank National Trust Company (“DBNTC”) have been sued by investors in civil litigation concerning their role as trustees of certain RMBS trusts.

On June 18, 2014, a group of investors, including funds managed by Blackrock Advisors, LLC, PIMCO-Advisors, L.P., and others, filed a derivative action against DBNTC and DBTCA in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939 (TIA), breach of contract, breach of fiduciary duty and negligence based on DBNTC and DBTCA’s alleged failure to perform their duties as trustees for the trusts. Plaintiffs subsequently dismissed their state court complaint and filed a derivative and class action complaint in the U.S. District Court for the Southern District of New York on behalf of and for the benefit of 564 private-label RMBS trusts, which substantially overlapped with the trusts at issue in the state court action. The complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $89.4 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA filed a motion to dismiss, and on January 19, 2016, the court partially granted the motion on procedural grounds: as to the 500 trusts that are governed by Pooling and Servicing Agreements, the court declined to exercise jurisdiction. The court did not rule on substantive defenses asserted in the motion to dismiss.  On March 22, 2016, plaintiffs filed an amended complaint in federal court.  In the amended complaint, in connection with 62 trusts governed by indenture agreements, plaintiffs assert claims for breach of contract, violation of the TIA, breach of fiduciary duty, and breach of duty to avoid conflicts of interest.   The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $9.8 billion, but the complaint does not include a demand for money damages in a sum certain.  On July 15, 2016, DBNTC and DBTCA filed a motion to dismiss the amended complaint.  On January 23, 2017, the court granted in part and denied in part DBNTC and DBTCA’s motion to dismiss.  The court granted the motion to dismiss with respect to plaintiffs’ conflict-of-interest claim, thereby dismissing it, and denied the motion to dismiss with respect to plaintiffs’ breach of contract claim (except as noted in the following sentence) and claim for violation of the TIA, thereby allowing those claims to proceed.  The court reserved judgment as to the portion of the motion to dismiss concerning plaintiffs’ breach of contract claims relating to 21 trusts whose originators and/or sponsors had entered bankruptcy and as to which originators and/or sponsors the deadline for asserting claims had passed as of 2009.  The court also reserved judgment as to the portion of the motion to dismiss concerning plaintiffs’ claim for breach of fiduciary duty.  Discovery is ongoing.

On March 25, 2016, the BlackRock plaintiffs filed a state court action against DBTCA in the Superior Court of California, Orange County with respect to 513 trusts.  On May 18, 2016, plaintiffs filed an amended complaint with respect to 465 trusts, and included DBNTC as an additional defendant.  The amended complaint asserts three causes of action:  breach of contract; breach of fiduciary duty; and breach of the duty to avoid conflicts of interest.  Plaintiffs purport to bring the action on behalf of themselves and all other current owners of certificates in the 465 trusts.  The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $75.7 billion, but does not include a demand for money damages in a sum certain.  On August 22, 2016, DBNTC and DBTCA filed a demurrer as to Plaintiffs’ breach of fiduciary duty cause of action and breach of the duty to avoid conflicts of interest cause of action and motion to strike as to Plaintiffs’ breach of contract cause of action.  On October 18, 2016, the court granted DBNTC and DBTCA’s demurrer, providing Plaintiffs with thirty days’ leave to amend, and denied DBNTC and DBTCA’s motion to strike.  Plaintiffs did not further amend their complaint and, on December 19, 2016, DBNTC and DBTCA filed an answer to the amended complaint.  Discovery is ongoing.

On December 30, 2015, IKB International, S.A. in Liquidation and IKB Deutsche Industriebank A.G. (collectively, “IKB”), as an investor in 37 RMBS trusts, filed a summons with notice in the Supreme Court of the State of New York, New York County, against DBNTC and DBTCA as trustees of the trusts.  On May 27, 2016, IKB served its complaint asserting claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, violation of New York’s Streit Act, violation of the Trust Indenture Act, violation of Regulation AB, and violation of Section 9 of the Uniform Commercial Code.  IKB alleges that DBNTC and DBTCA are liable for over U.S. $268 million in damages.  On October 5, 2016, DBNTC and DBTCA, together with several other trustees defending lawsuits by IKB, filed a joint motion to dismiss.  On January 6, 2017, IKB filed a notice of discontinuance, voluntarily dismissing with prejudice all claims as to three trusts.  As of January 17, 2017, DBNTC and DBTCA’s motion to dismiss has been briefed and is awaiting decision by the court.  Certain limited discovery is permitted to go forward while the motion to dismiss is pending.

It is DBTCA’s belief that it has no pending legal proceedings (including, based on DBTCA’s present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties as Trustee under the Pooling and Servicing Agreement for this transaction.

Item 6. Significant Obligors of Pool Assets.

The Maine Mall mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for GS Mortgage Securities Trust 2014-GC22. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $16,376,798.00 a year-to-date figure for the period of January 1, 2016 through September 30, 2016.   There is no new activity to report at this time.

The Selig Portfolio mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for GS Mortgage Securities Trust 2014-GC22. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $15,440,531.00, a year-to-date figure for the period of January 1, 2016 through September 30, 2016.  There is no new activity to report at this time.

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2014-GC22, relating to the January 12, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II

(Depositor)

/s/ Leah Nivison

Leah Nivison, CEO

Date: January 25, 2017

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2014-GC22, relating to the January 12, 2017 distribution.